Submission	Feb. 24, 2026
Submission [Line Items]
Central Index Key	0001851003
Registrant Name	Zeta Global Holdings Corp.
Registration File Number	333-281929
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A